Other Current Liabilities (Detail)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Other Liabilities Current [Line Items]
Accrued expenses	$ 18,248,338	¥ 126,698,212	¥ 82,870,781
Advance from customers	2,913,317	20,227,161	19,587,242
Interest payable for convertible notes	1,205,625	8,370,658	7,461,952
Other payables	11,283,542	78,341,632	32,661,326
Payable for purchases of property and equipment	1,614,418	11,208,902	13,391,314
Other tax payable	7,031,073	48,816,742	41,698,015
Amount due to related party	1,728,360	12,000,000
Total	48,206,031	334,694,476	340,905,107
Investor One
Other Liabilities Current [Line Items]
Payable to individual investors of internet financial service business	$ 4,181,358	¥ 29,031,169	¥ 143,234,477